BONDS PAYABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Oct. 04, 2021 USD ($)	Aug. 04, 2020 USD ($)	Aug. 12, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 15, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 15, 2019 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument
Loss on debt extinguishment | ¥						¥ 18,895
2020 Notes
Debt Instrument
Debt instrument, face amount							$ 300,000	$ 300,000
Principal amount repurchased			$ 18,000	$ 150,839
Total aggregate principal amount repurchased (as a percent)				50.28%
Outstanding principal amount			$ 131,161
Principal amount repaid		$ (131,161)
Bonds Payable Repaid		$ (131,161)
Bonds 7.875%, Due 2021
Debt Instrument
Debt instrument, face amount							$ 300,000
Interest rate (as a percent)							7.875%
Proceeds from issuance of bonds, net | ¥					¥ 1,976,474
Principal amount repaid	$ 300,000
Bonds Payable Repaid	$ 300,000